Note 1 - Nature of Business and Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Debt issuance costs paid	$ 20,160	$ 0
Advertising and promotions	92,312	93,999
Stock and stock options issued for services and compensation	561,729	420,178
Payments to develop website	$ 0	$ 99,880